Consolidated Statements of Income (Loss) (CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Rental	181,115	180,937	177,229
Interest and other income from MEC			1,893
Total revenue	181,115	180,937	179,122
Operating costs and expenses (income)
Property operating costs	5,694	3,061	2,864
General and administrative	30,930	46,708	44,710
Depreciation and amortization	42,773	42,701	42,413
Interest expense and other financing costs, net	15,871	15,749	18,753
Foreign exchange losses (gains), net	44	(218)	70
Write-down of long-lived assets		19,473
Impairment recovery related to loans receivable from MEC			(10,037)
Operating income	85,803	53,463	80,349
Gain (loss) on disposal of real estate	(21)	91
Other gains, net			2,049
Purchase price consideration adjustment			20,439
Income before income taxes	85,782	53,554	102,837
Income tax expense (recovery)	14,445	(4,388)	34,434
Income from continuing operations	71,337	57,942	68,403
Income (loss) from discontinued operations , net of income tax		94,449	(121,269)
Net income (loss)	71,337	152,391	(52,866)
Basic earnings (loss) per Common or Class B Share
- continuing operations (in dollars per share)	1.52	1.24	1.47
- discontinued operations (in dollars per share)		2.01	(2.60)
Total (in dollars per share)	1.52	3.25	(1.13)
Diluted earnings (loss) per Common or Class B Share
- continuing operations (in dollars per share)	1.52	1.23	1.47
- discontinued operations (in dollars per share)		2.01	(2.60)
Total (in dollars per share)	1.52	3.24	(1.13)
Weighted average number of Common and Class B Shares outstanding during the year (in thousands)
- Basic (in shares)	46,855	46,888	46,708
- Diluted (in shares)	46,876	46,970	46,708